Note 8 - Account Payable and Accrued Expenses - Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Legal	$ 1,663,000	$ 807,000	$ 911,000
Audit	200,000	552,000	294,000
Telecommunications	222,000	201,000	240,000
Data services	291,000	384,000	387,000
Regulatory	433,000	640,000	838,000
Settlements	794,000	817,000	440,000
Business Combination, Contingent Consideration, Liability	457,000	534,000
Other	1,877,000	2,667,000	1,634,000
Total	$ 5,937,000	$ 6,602,000	$ 5,636,000